Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

9. Income Taxes

The domestic and foreign components of pre-tax income are as follows:

	Years Ended December 31,
$ in thousands	2021 (As Restated)	2020
Domestic	$(136,753)	$(7,437)
Foreign	(653)	—
Total loss before tax	$(137,406)	$(7,437)

For the year ended December 31, 2021, the Company recorded state tax expense of $2 thousand with no amounts recorded for federal or foreign taxes. No income tax expense or benefit was recorded for the year ended December 31, 2020. The effective tax rate of the provision for income tax differs from the federal statutory rate as follows for the periods indicated:

	Years Ended December 31,
$ in thousands	2021 (As Restated)		2020
U.S. federal statutory income tax rate	$(28,855)	21.0%	$(1,562)	21.0%
State taxes, net of federal benefit	(3,590)	2.6%	(75)	1.0%
SAFE instruments remeasurement	18,250	(13.3)%	—	—%
Warrant liability remeasurement	1,397	(1.0)%	—	—%
Transaction costs	(1,531)	1.1%	—	—%
Valuation allowance	14,531	(10.6)%	1,770	(23.8)%
Other	(200)	0.2%	(133)	1.8%
Income tax expense	$2	—%	$—	—%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized. The components of the deferred tax assets are as follows for the periods indicated:

	Years Ended December 31,
$ in thousands	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$19,816	$5,605
Stock compensation	1,705	158
Operating lease liability	4,896	171
Other	1,619	606
Gross deferred tax assets	28,036	6,540
Less: Valuation allowance	(21,238)	(6,258)
Net deferred tax assets	6,798	282
Deferred tax liabilities:
Depreciation and amortization	(887)	(111)
Right of use asset	(4,824)	(171)
Other	(1,087)	—
Net deferred income taxes	$—	$—

In assessing the realizability of deferred tax assets, we consider whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the analysis of federal and state deferred tax balances, future tax projections and availability of taxable income in the carryback period, the Company recorded a valuation allowance against the federal and state deferred tax assets of $21.2 million.

As of December 31, 2021, the Company has federal net operating losses of $74.2 million, state net operating losses of $48.3 million and foreign net operating losses of $0.3 million. The federal and state net operating losses will expire starting with 2033. As of December 31, 2020, the Company had federal net operating losses of $25.9 million and state net operating losses of $1.9 million, which will expire starting in 2033.

At December 31, 2021, the Company had federal research tax credit carryforwards of $57 thousand. The Company had no state research tax credit carryforwards.

At December 31, 2021, and 2020, the Company recorded unrecognized tax benefits of $57 thousand for both periods. During the years ended December 31, 2021 and 2020, the Company recognized no interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate as of December 31, 2021 and 2020 is zero, due to the valuation allowance that would otherwise be recorded on the deferred tax asset associated with the recognized position.

The tax years ended December 31, 2018 through December 31, 2021 remain open to examination by the Internal Revenue Service and December 31, 2017 through December 31, 2021 remain open to examination by the California Tax Board. In addition, the utilization of net loss carryforwards is subject to federal and state review for the periods in which those net losses were incurred. The Company is not under audit by any taxing jurisdictions at this time.

Utilization of the net operating loss and research tax credit carryforwards are subject to an annual limitation based on changes in ownership, as defined by Section 382 and 383 of the Internal Revenue Code of 1986, as amended.